AB Corporate Income Shares

Portfolio of Investments

July 31, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 94.2%
Industrial – 51.8%
Basic – 4.9%
Alpek SAB de CV 3.25%, 02/25/2031(a)	$214	$179,265
Anglo American Capital PLC 3.875%, 03/16/2029(a)	221	206,454
5.625%, 04/01/2030(a)	435	445,957
Celanese US Holdings LLC 5.90%, 07/05/2024	165	166,241
6.05%, 03/15/2025	165	166,442
Celulosa Arauco y Constitucion SA 4.25%, 04/30/2029(a)	246	226,812
4.50%, 08/01/2024	200	200,480
EI du Pont de Nemours and Co. 1.70%, 07/15/2025	433	413,818
Equate Petrochemical BV 2.625%, 04/28/2028(a)	317	284,111
Freeport Indonesia PT 4.763%, 04/14/2027(a)	240	233,100
5.315%, 04/14/2032(a)	240	223,500
Georgia-Pacific LLC 3.734%, 07/15/2023(a)	828	828,580
Glencore Funding LLC 1.625%, 09/01/2025(a)	521	480,409
2.625%, 09/23/2031(a)	225	184,790
4.625%, 04/29/2024(a)	175	175,537
Industrias Penoles SAB de CV 4.15%, 09/12/2029(a)	300	277,463
International Paper Co. 7.30%, 11/15/2039	140	167,308
Inversiones CMPC SA 3.85%, 01/13/2030(a)	210	187,425
LyondellBasell Industries NV 4.625%, 02/26/2055	792	692,248
Mosaic Co. (The) 5.625%, 11/15/2043	170	176,487
Newmont Corp. 2.60%, 07/15/2032	535	456,339
Nucor Corp. 4.30%, 05/23/2027	246	251,456
Reliance Steel & Aluminum Co. 4.50%, 04/15/2023	838	839,282
Sealed Air Corp. 1.573%, 10/15/2026(a)	545	485,562
Suzano Austria GmbH 3.75%, 01/15/2031	92	79,925
Westlake Corp. 3.375%, 08/15/2061	430	295,733

		8,324,724

Capital Goods – 2.2%
Caterpillar Financial Services Corp. 0.65%, 07/07/2023	860	839,885

	Principal Amount (000)	U.S. $ Value

CNH Industrial Capital LLC 1.95%, 07/02/2023	$310	$303,856
3.95%, 05/23/2025	177	176,605
Northrop Grumman Corp. 3.25%, 08/01/2023	840	839,252
Parker-Hannifin Corp. 4.50%, 09/15/2029	404	413,320
Waste Management, Inc. 4.15%, 04/15/2032	450	459,720
Westinghouse Air Brake Technologies Corp. 4.40%, 03/15/2024	602	602,440

		3,635,078

Communications - Media – 5.5%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.50%, 06/01/2041	495	363,231
3.70%, 04/01/2051	225	157,806
5.125%, 07/01/2049	299	258,668
5.25%, 04/01/2053	300	262,443
5.375%, 05/01/2047	519	457,576
Comcast Corp. 2.937%, 11/01/2056	522	380,204
3.25%, 11/01/2039	558	480,354
3.90%, 03/01/2038	215	203,027
4.65%, 07/15/2042	278	278,375
Discovery Communications LLC 4.65%, 05/15/2050	59	48,682
5.20%, 09/20/2047	468	414,732
5.30%, 05/15/2049	82	73,230
FactSet Research Systems, Inc. 2.90%, 03/01/2027	515	495,167
Fox Corp. 3.05%, 04/07/2025	23	22,506
5.576%, 01/25/2049	346	352,657
Interpublic Group of Cos., Inc. (The) 3.375%, 03/01/2041	340	258,845
Magallanes, Inc. 5.05%, 03/15/2042(a)	305	270,819
Netflix, Inc. 4.875%, 04/15/2028	705	699,247
Paramount Global 4.20%, 05/19/2032	225	204,383
Prosus NV 3.257%, 01/19/2027(a)	237	212,933
3.68%, 01/21/2030(a)	210	177,424
Tencent Holdings Ltd. 2.39%, 06/03/2030(a)	397	337,053
Thomson Reuters Corp. 5.65%, 11/23/2043	220	229,137
Time Warner Entertainment Co. LP 8.375%, 03/15/2023	967	996,087
Walt Disney Co. (The) 3.00%, 09/15/2022	265	265,056
4.00%, 10/01/2023	40	40,322
6.40%, 12/15/2035	161	195,436
8.875%, 04/26/2023	105	109,278

	Principal Amount (000)	U.S. $ Value

Walt Disney Co., (The) 3.35%, 03/24/2025	$609	$611,217
Weibo Corp. 3.50%, 07/05/2024	373	361,297

		9,217,192

Communications - Telecommunications – 0.6%
AT&T, Inc. 3.50%, 09/15/2053	179	141,276
6.55%, 01/15/2028	100	109,289
Corning, Inc. 4.75%, 03/15/2042	455	437,678
Rogers Communications, Inc. 4.50%, 03/15/2043	4	3,682
Verizon Communications, Inc. 1.75%, 01/20/2031	400	334,328

		1,026,253

Consumer Cyclical - Automotive – 1.0%
General Motors Co. 5.95%, 04/01/2049	115	110,230
General Motors Financial Co., Inc. 4.15%, 06/19/2023	116	116,271
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(a)	831	759,493
3.35%, 06/08/2025(a)	481	466,926
Hyundai Capital America 5.875%, 04/07/2025(a)	160	165,211

		1,618,131

Consumer Cyclical - Entertainment – 0.2%
Hasbro, Inc. 5.10%, 05/15/2044	355	329,635

Consumer Cyclical - Other – 1.7%
DR Horton, Inc. 2.50%, 10/15/2024	410	396,187
Las Vegas Sands Corp. 2.90%, 06/25/2025	685	643,318
3.90%, 08/08/2029	390	349,198
Lennar Corp. 4.50%, 04/30/2024	395	396,410
Marriott International, Inc./MD 3.75%, 10/01/2025	185	183,196
Series EE 5.75%, 05/01/2025	366	381,932
Series II 2.75%, 10/15/2033	430	352,235
MDC Holdings, Inc. 6.00%, 01/15/2043	140	119,822

		2,822,298

	Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Restaurants – 0.5%
McDonald’s Corp. 3.625%, 09/01/2049	$215	$186,837
4.45%, 09/01/2048	185	183,093
4.60%, 05/26/2045	280	279,725
4.70%, 12/09/2035	220	231,209

		880,864

Consumer Cyclical - Retailers – 0.8%
AutoNation, Inc. 3.85%, 03/01/2032	515	459,004
Dollar General Corp. 3.25%, 04/15/2023	61	60,816
Ross Stores, Inc. 4.70%, 04/15/2027	160	164,701
4.80%, 04/15/2030	115	116,911
5.45%, 04/15/2050	175	177,802
Walmart, Inc. 3.95%, 06/28/2038	320	323,334

		1,302,568

Consumer Non-Cyclical – 10.8%
AbbVie, Inc. 4.05%, 11/21/2039	80	75,298
4.40%, 11/06/2042	350	334,254
Altria Group, Inc. 3.40%, 05/06/2030	180	158,323
4.00%, 02/04/2061	300	206,760
5.95%, 02/14/2049	180	165,103
AmerisourceBergen Corp. 0.737%, 03/15/2023	277	272,039
4.25%, 03/01/2045	165	151,117
4.30%, 12/15/2047	295	280,011
Amgen, Inc. 4.40%, 02/22/2062	570	532,152
Anheuser-Busch InBev Finance, Inc. 4.70%, 02/01/2036	438	447,018
Anheuser-Busch InBev Worldwide, Inc. 4.95%, 01/15/2042	310	317,310
BAT Capital Corp. 2.259%, 03/25/2028	307	263,507
4.39%, 08/15/2037	323	267,098
4.906%, 04/02/2030	394	375,084
Bat Capital Corp. 5.65%, 03/16/2052	195	170,619
BAT International Finance PLC 4.448%, 03/16/2028	395	379,461
Baxter International, Inc. 0.868%, 12/01/2023	545	525,702
Bristol-Myers Squibb Co. 3.55%, 08/15/2022	206	206,066
3.625%, 05/15/2024	833	838,198
3.70%, 03/15/2052	480	435,658
3.90%, 03/15/2062	485	440,307
Cardinal Health, Inc. 4.50%, 11/15/2044	305	269,507
4.90%, 09/15/2045	305	288,750
Cargill, Inc. 3.625%, 04/22/2027(a)	560	561,943
4.375%, 04/22/2052(a)	350	352,485

	Principal Amount (000)	U.S. $ Value

Cigna Corp. 3.00%, 07/15/2023	$71	$70,685
4.80%, 08/15/2038	530	539,704
7.875%, 05/15/2027	53	61,950
CommonSpirit Health 4.35%, 11/01/2042	44	40,672
Constellation Brands, Inc. 4.35%, 05/09/2027	355	359,590
CVS Health Corp. 3.875%, 07/20/2025	308	311,838
4.78%, 03/25/2038	621	619,416
5.125%, 07/20/2045	315	321,905
Gilead Sciences, Inc. 0.75%, 09/29/2023	203	197,239
2.80%, 10/01/2050	175	128,147
Hershey Co. (The) 0.90%, 06/01/2025	898	842,064
3.125%, 11/15/2049	245	203,485
Johnson & Johnson 5.85%, 07/15/2038	240	289,238
Kimberly-Clark de Mexico SAB de CV 2.431%, 07/01/2031(a)	320	271,709
McKesson Corp. 1.30%, 08/15/2026	926	841,002
Merck & Co., Inc. 2.90%, 12/10/2061	205	154,172
Molson Coors Brewing Co. 4.20%, 07/15/2046	210	184,294
Mylan, Inc. 4.20%, 11/29/2023	682	683,364
Newell Brands, Inc. 4.10%, 04/01/2023	191	190,574
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031	264	221,963
PepsiCo, Inc. 3.90%, 07/18/2032	330	340,778
Sysco Corp. 2.45%, 12/14/2031	425	370,936
3.15%, 12/14/2051	460	348,459
6.60%, 04/01/2050	227	275,528
Takeda Pharmaceutical Co., Ltd. 3.175%, 07/09/2050	575	451,352
Thermo Fisher Scientific, Inc. 0.797%, 10/18/2023	1,258	1,222,852
Wyeth LLC 5.95%, 04/01/2037	240	292,001

		18,148,687

Energy – 8.2%
BP Capital Markets America, Inc. 2.939%, 06/04/2051	485	365,966
3.00%, 02/24/2050	660	508,649
Cenovus Energy, Inc. 5.375%, 07/15/2025	78	80,959
Conocophillips Co. 3.80%, 03/15/2052	405	365,634

	Principal Amount (000)	U.S. $ Value

Continental Resources, Inc./OK 2.875%, 04/01/2032(a)	$304	$247,210
4.90%, 06/01/2044	495	397,935
5.75%, 01/15/2031(a)	221	217,449
Devon Energy Corp. 5.60%, 07/15/2041	355	366,097
Ecopetrol SA 5.875%, 09/18/2023	64	64,477
5.875%, 05/28/2045	25	18,781
Enable Midstream Partners LP 5.00%, 05/15/2044	41	35,807
Enbridge Energy Partners LP 7.375%, 10/15/2045	286	354,680
Energy Transfer LP 3.90%, 07/15/2026	440	429,986
4.20%, 04/15/2027	47	46,165
4.40%, 03/15/2027	356	352,739
5.35%, 05/15/2045	135	123,162
6.25%, 04/15/2049	473	477,196
Eni SpA 5.70%, 10/01/2040(a)	420	435,015
Enterprise Products Operating LLC 3.70%, 01/31/2051	130	108,443
4.20%, 01/31/2050	437	388,379
4.45%, 02/15/2043	195	180,615
4.80%, 02/01/2049	85	82,521
4.90%, 05/15/2046	45	43,584
EOG Resources, Inc. 4.375%, 04/15/2030	74	76,896
Exxon Mobil Corp. 4.114%, 03/01/2046	514	493,882
4.327%, 03/19/2050	220	219,278
Flex Intermediate Holdco LLC 3.363%, 06/30/2031(a)	215	182,683
4.317%, 12/30/2039(a)	215	171,280
Kinder Morgan, Inc. 5.55%, 06/01/2045	485	484,544
Marathon Oil Corp. 6.60%, 10/01/2037	305	334,436
Marathon Petroleum Corp. 5.125%, 12/15/2026	1,038	1,075,628
6.50%, 03/01/2041	165	183,896
MPLX LP 4.95%, 03/14/2052	300	272,271
5.20%, 03/01/2047	231	216,366
5.20%, 12/01/2047	144	133,584
ONEOK Partners LP 6.125%, 02/01/2041	430	425,846
Pioneer Natural Resources Co. 2.15%, 01/15/2031	560	478,873
Sabine Pass Liquefaction LLC 5.625%, 04/15/2023	272	273,676
Saudi Arabian Oil Co. 2.25%, 11/24/2030(a)	350	310,188
Shell International Finance BV 3.75%, 09/12/2046	125	112,835

	Principal Amount (000)	U.S. $ Value

Suncor Energy, Inc. 6.50%, 06/15/2038	$305	$342,082
6.85%, 06/01/2039	215	250,008
Targa Resources Corp. 6.25%, 07/01/2052	495	519,740
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(a)	265	192,788
TransCanada PipeLines Ltd. 6.20%, 10/15/2037	67	76,200
7.625%, 01/15/2039	88	112,082
Valero Energy Corp. 7.50%, 04/15/2032	308	369,157
Western Midstream Operating LP 4.65%, 07/01/2026	81	80,314
5.45%, 04/01/2044	149	133,289
Williams Cos., Inc. (The) 3.50%, 10/15/2051	540	423,635
6.30%, 04/15/2040	130	142,783

		13,779,689

Services – 1.9%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031	400	338,964
2.70%, 02/09/2041	300	207,945
Amazon.com, Inc. 4.10%, 04/13/2062	280	270,802
4.25%, 08/22/2057	170	170,976
Block Financial LLC 2.50%, 07/15/2028	430	382,993
Booking Holdings, Inc. 4.625%, 04/13/2030	800	824,928
Expedia Group, Inc. 6.25%, 05/01/2025(a)	33	34,291
Global Payments, Inc. 2.90%, 11/15/2031	545	458,585
Moody’s Corp. 5.25%, 07/15/2044	135	142,109
S&P Global, Inc. 2.90%, 03/01/2032(a)	226	209,748
4.25%, 05/01/2029(a)	90	92,094
4.75%, 08/01/2028(a)	20	20,984

		3,154,419

Technology – 12.2%
Analog Devices, Inc. 2.95%, 04/01/2025	36	35,739
Apple, Inc. 2.45%, 08/04/2026	782	766,798
2.55%, 08/20/2060	210	153,581
2.65%, 05/11/2050	170	132,476
3.25%, 02/23/2026	840	847,518
4.45%, 05/06/2044	871	918,426
Baidu, Inc. 1.625%, 02/23/2027	435	390,178
3.075%, 04/07/2025	265	257,948

	Principal Amount (000)	U.S. $ Value

Broadcom, Inc. 3.137%, 11/15/2035(a)	$466	$375,265
3.187%, 11/15/2036(a)	573	458,732
3.419%, 04/15/2033(a)	140	121,012
4.926%, 05/15/2037(a)	452	429,915
CDW LLC/CDW Finance Corp. 2.67%, 12/01/2026	445	406,837
Dell International LLC/EMC Corp. 6.02%, 06/15/2026	774	822,390
8.35%, 07/15/2046	42	53,780
DXC Technology Co. 1.80%, 09/15/2026	320	287,949
2.375%, 09/15/2028	320	280,186
Entegris Escrow Corp. 4.75%, 04/15/2029(a)	395	380,950
Fidelity National Information Services, Inc. 0.375%, 03/01/2023	1,295	1,271,392
4.50%, 07/15/2025	73	74,199
Honeywell International, Inc. 0.483%, 08/19/2022	54	53,930
HP, Inc. 4.20%, 04/15/2032	390	362,095
5.50%, 01/15/2033	695	699,768
Infor, Inc. 1.75%, 07/15/2025(a)	95	88,907
Intel Corp. 4.75%, 03/25/2050	454	461,609
International Business Machines Corp. 4.25%, 05/15/2049	570	528,715
4.90%, 07/27/2052	660	662,508
KLA Corp. 4.95%, 07/15/2052	500	535,615
Kyndryl Holdings, Inc. 2.05%, 10/15/2026(a)	1,080	917,752
Lam Research Corp. 3.75%, 03/15/2026	142	144,583
Marvell Technology, Inc. 2.95%, 04/15/2031	405	350,179
Microsoft Corp. 2.00%, 08/08/2023	848	839,978
2.40%, 08/08/2026	864	847,420
3.95%, 08/08/2056	225	224,300
NXP BV/NXP Funding LLC 5.55%, 12/01/2028	1,176	1,223,040
NXP BV/NXP Funding LLC/NXP 2.70%, 05/01/2025	24	23,082
Oracle Corp. 2.50%, 04/01/2025	619	598,164
2.875%, 03/25/2031	210	180,909
3.60%, 04/01/2040	436	338,148
3.65%, 03/25/2041	233	181,078
3.85%, 04/01/2060	94	66,707
4.00%, 11/15/2047	537	413,737
5.375%, 07/15/2040	143	134,294
6.125%, 07/08/2039	254	261,666
QUALCOMM, Inc. 1.65%, 05/20/2032	295	250,838

	Principal Amount (000)	U.S. $ Value

SK Hynix, Inc. 2.375%, 01/19/2031(a)	$390	$308,100
Skyworks Solutions, Inc. 3.00%, 06/01/2031	259	218,420
Take-Two Interactive Software, Inc. 3.30%, 03/28/2024	263	261,995
TSMC Arizona Corp. 4.50%, 04/22/2052	345	343,503
Western Digital Corp. 2.85%, 02/01/2029	110	92,808
3.10%, 02/01/2032	430	341,102

		20,420,221

Transportation - Airlines – 0.5%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)	131	129,739
Southwest Airlines Co. 5.25%, 05/04/2025	675	695,709

		825,448

Transportation - Services – 0.8%
ENA Master Trust 4.00%, 05/19/2048(a)	370	281,200
ERAC USA Finance LLC 3.85%, 11/15/2024(a)	711	705,639
Penske Truck Leasing Co. Lp/PTL Finance Corp. 3.90%, 02/01/2024(a)	300	298,572
4.20%, 04/01/2027(a)	117	115,603

		1,401,014

		86,886,221

Financial Institutions – 34.9%
Banking – 18.8%
Banco de Credito del Peru S.A. 3.125%, 07/01/2030(a)	274	249,477
Banco Santander SA 1.722%, 09/14/2027	600	528,504
4.175%, 03/24/2028	200	193,000
5.179%, 11/19/2025	400	404,060
Bank of America Corp. 2.592%, 04/29/2031	575	503,418
2.884%, 10/22/2030	450	407,381
3.384%, 04/02/2026	390	381,319
3.846%, 03/08/2037	510	458,465
3.97%, 03/05/2029	520	508,903
3.974%, 02/07/2030	390	377,711
4.271%, 07/23/2029	727	720,791
4.827%, 07/22/2026	495	502,786
Series X 6.25%, 09/05/2024(b)	235	237,218
BBVA Bancomer SA/Texas 5.875%, 09/13/2034(a)	330	293,494
BNP Paribas SA 2.591%, 01/20/2028(a)	450	408,083

	Principal Amount (000)	U.S. $ Value

Canadian Imperial Bank of Commerce 3.30%, 04/07/2025	$395	$391,093
Capital One Financial Corp. 4.985%, 07/24/2026	335	337,362
Citigroup, Inc. 3.875%, 02/18/2026(b)	344	315,183
4.14%, 05/24/2025	345	345,390
Series W 4.00%, 12/10/2025(b)	368	342,380
Series Y 4.15%, 11/15/2026(b)	569	502,507
Danske Bank A/S 4.298%, 04/01/2028(a)	250	240,330
Deutsche Bank AG/New York NY 2.311%, 11/16/2027	910	790,908
2.552%, 01/07/2028	535	469,398
6.119%, 07/14/2026	173	176,225
Discover Bank 4.682%, 08/09/2028	385	374,439
Goldman Sachs Group, Inc. (The) 1.948%, 10/21/2027	340	309,862
3.80%, 03/15/2030	979	943,580
4.223%, 05/01/2029	392	387,421
Series V 4.125%, 11/10/2026(b)	248	218,545
HSBC Holdings PLC 2.013%, 09/22/2028	285	247,725
2.206%, 08/17/2029	335	285,628
2.251%, 11/22/2027	355	320,948
3.973%, 05/22/2030	342	320,875
4.583%, 06/19/2029	970	947,059
4.755%, 06/09/2028	420	416,569
4.762%, 03/29/2033	242	229,372
6.375%, 03/30/2025(b)	205	206,943
JPMorgan Chase & Co. 2.545%, 11/08/2032	615	528,371
2.58%, 04/22/2032	475	412,286
2.947%, 02/24/2028	405	383,049
4.323%, 04/26/2028	560	561,658
4.565%, 06/14/2030	494	497,581
4.912%, 07/25/2033	500	520,865
8.00%, 04/29/2027	520	607,043
Series I 6.276% (LIBOR 3 Month + 3.47%), 10/30/2022(b) (c)	247	245,886
Series Q 5.15%, 05/01/2023(b)	205	195,937
Series V 5.597% (LIBOR 3 Month + 3.32%), 10/01/2022(b) (c)	62	60,842
M&T Bank Corp. 3.50%, 09/01/2026(b)	264	215,501
Mitsubishi UFJ Financial Group, Inc. 1.64%, 10/13/2027	828	740,166
2.309%, 07/20/2032	270	223,935
4.788%, 07/18/2025	495	500,331

	Principal Amount (000)	U.S. $ Value

Mizuho Financial Group, Inc. 2.564%, 09/13/2031	$230	$189,463
Morgan Stanley 3.62%, 04/17/2025	555	550,344
3.622%, 04/01/2031	125	118,920
4.431%, 01/23/2030	440	440,823
4.889%, 07/20/2033	500	519,845
National Australia Bank Ltd. 3.347%, 01/12/2037(a)	665	569,386
Nationwide Building Society 2.972%, 02/16/2028(a)	404	373,591
PNC Financial Services Group, Inc. (The) Series O 4.964% (LIBOR 3 Month + 3.68%), 11/01/2022(b) (c)	358	354,964
Santander Holdings USA, Inc. 2.49%, 01/06/2028	126	112,339
4.40%, 07/13/2027	1,467	1,434,022
Societe Generale SA 2.797%, 01/19/2028(a)	795	719,904
4.75%, 11/24/2025(a)	200	198,562
Standard Chartered PLC 1.456%, 01/14/2027(a)	345	308,827
3.971%, 03/30/2026(a)	245	239,995
Sumitomo Mitsui Financial Group, Inc. 2.142%, 09/23/2030	461	378,721
Truist Financial Corp. Series Q 5.10%, 03/01/2030(b)	382	369,218
UBS Group AG 4.488%, 05/12/2026(a)	222	223,248
US Bancorp 4.967%, 07/22/2033	251	260,884
Wells Fargo & Co. 3.908%, 04/25/2026	553	549,394
4.15%, 01/24/2029	146	145,853
4.808%, 07/25/2028	330	337,636
Series BB 3.90%, 03/15/2026(b)	805	747,000
Western Union Co. (The) 2.75%, 03/15/2031	490	413,746
Westpac Banking Corp. 3.02%, 11/18/2036	630	519,120
4.11%, 07/24/2034	475	440,586

		31,504,194

Brokerage – 1.0%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(b)	212	215,032
Series I 4.00%, 06/01/2026(b)	595	538,475
Jefferies Financial Group, Inc. 5.50%, 10/18/2023	444	448,014
Nomura Holdings, Inc. 5.099%, 07/03/2025	495	506,048

		1,707,569

	Principal Amount (000)	U.S. $ Value

Finance – 2.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.15%, 02/15/2024	$179	$174,126
3.40%, 10/29/2033	330	271,531
Air Lease Corp. 1.875%, 08/15/2026	345	307,461
2.875%, 01/15/2026	100	93,844
3.25%, 03/01/2025	89	86,399
3.625%, 04/01/2027	19	17,869
Aircastle Ltd. 2.85%, 01/26/2028(a)	664	556,200
4.25%, 06/15/2026	21	19,687
5.25%, 08/11/2025(a)	210	205,218
Aviation Capital Group LLC 1.95%, 01/30/2026(a)	274	240,295
1.95%, 09/20/2026(a)	391	335,431
3.50%, 11/01/2027(a)	116	101,654
4.375%, 01/30/2024(a)	220	215,824
Synchrony Financial 2.875%, 10/28/2031	368	291,162
4.875%, 06/13/2025	520	518,445
5.15%, 03/19/2029	319	308,550

		3,743,696

Insurance – 5.4%
ACE Capital Trust II 9.70%, 04/01/2030	345	448,279
Alleghany Corp. 3.625%, 05/15/2030	865	834,197
Allstate Corp. (The) Series B 5.75%, 08/15/2053	712	659,412
Berkshire Hathaway, Inc. 2.75%, 03/15/2023	395	394,099
Centene Corp. 2.45%, 07/15/2028	294	263,051
Guardian Life Insurance Co. of America (The) 3.70%, 01/22/2070(a)	210	161,076
Hartford Financial Services Group, Inc. (The) Series ICON 3.536% (LIBOR 3 Month + 2.13%), 02/12/2047(a) (c)	535	424,849
Massachusetts Mutual Life Insurance Co. 5.077%, 02/15/2069(a)	170	166,083
MassMutual Global Funding II 0.60%, 04/12/2024(a)	420	399,643
0.85%, 06/09/2023(a)	270	264,200

	Principal Amount (000)	U.S. $ Value

Met Tower Global Funding 0.70%, 04/05/2024(a)	$705	$670,624
MetLife Capital Trust IV 7.875%, 12/15/2037(a)	150	163,505
MetLife, Inc. Series D 5.875%, 03/15/2028(b)	170	166,442
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(a)	120	167,435
New York Life Insurance Co. 4.45%, 05/15/2069(a)	180	163,849
Nippon Life Insurance Co. 2.75%, 01/21/2051(a)	490	404,740
Peachtree Corners Funding Trust 3.976%, 02/15/2025(a)	110	110,268
Prudential Financial, Inc. 5.20%, 03/15/2044	547	528,763
5.375%, 05/15/2045	260	255,837
5.625%, 06/15/2043	689	686,651
Reinsurance Group of America, Inc. 3.15%, 06/15/2030	383	347,645
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(a)	400	382,424
UnitedHealth Group, Inc. 4.95%, 05/15/2062	345	372,707
Voya Financial, Inc. 5.65%, 05/15/2053	690	663,842

		9,099,621

REITs – 7.5%
Alexandria Real Estate Equities, Inc. 2.95%, 03/15/2034	304	265,319
American Homes 4 Rent LP 4.25%, 02/15/2028	5	4,893
American Tower Corp. 2.30%, 09/15/2031	435	361,494
4.05%, 03/15/2032	197	188,620
5.00%, 02/15/2024	515	524,203
Crown Castle International Corp. 2.90%, 03/15/2027	242	229,583
Equinix, Inc. 3.90%, 04/15/2032	395	374,436
Essential Properties LP 2.95%, 07/15/2031	454	362,174
GLP Capital LP/GLP Financing II, Inc. 5.25%, 06/01/2025	313	310,762
5.375%, 04/15/2026	114	113,234
Host Hotels & Resorts LP Series E 4.00%, 06/15/2025	263	258,416
Series J 2.90%, 12/15/2031	269	215,633
Kilroy Realty LP 3.45%, 12/15/2024	40	39,141
Kimco Realty Corp. 2.80%, 10/01/2026	95	90,678

	Principal Amount (000)	U.S. $ Value

Office Properties Income Trust 2.65%, 06/15/2026	$246	$205,257
3.45%, 10/15/2031	660	470,422
4.50%, 02/01/2025	350	329,291
Omega Healthcare Investors, Inc. 4.50%, 01/15/2025	108	107,788
5.25%, 01/15/2026	628	629,413
Public Storage 1.995% (SOFR + 0.47%), 04/23/2024(c)	335	332,956
Realty Income Corp. 2.85%, 12/15/2032	357	321,750
4.60%, 02/06/2024	1,016	1,029,787
Regency Centers LP 3.75%, 06/15/2024	33	32,803
4.125%, 03/15/2028	363	357,991
Rexford Industrial Realty LP 2.15%, 09/01/2031	146	119,666
Sabra Health Care LP 3.90%, 10/15/2029	287	258,621
Simon Property Group LP 2.00%, 09/13/2024	783	758,938
2.65%, 02/01/2032	425	365,955
SITE Centers Corp. 3.625%, 02/01/2025	804	785,178
4.25%, 02/01/2026	178	176,548
4.70%, 06/01/2027	295	293,557
Spirit Realty LP 3.20%, 02/15/2031	385	330,992
4.00%, 07/15/2029	132	123,205
Sun Communities Operating LP 2.30%, 11/01/2028	533	466,130
Ventas Realty LP 3.50%, 02/01/2025	744	732,654
3.85%, 04/01/2027	120	117,742
4.125%, 01/15/2026	23	22,886
Vornado Realty LP 2.15%, 06/01/2026	425	383,418
3.40%, 06/01/2031	525	445,604
WP Carey, Inc. 4.60%, 04/01/2024	44	44,326

		12,581,464

		58,636,544

Utility – 7.5%
Electric – 6.2%
Abu Dhabi National Energy Co. PJSC 4.375%, 04/23/2025(a)	215	217,728
AEP Texas, Inc. 4.70%, 05/15/2032	404	414,649
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)	200	163,663
Alfa Desarrollo SpA 4.55%, 09/27/2051(a)	219	156,876
American Transmission Systems 2.65%, 01/15/2032(a)	455	399,927

	Principal Amount (000)	U.S. $ Value

Berkshire Hathaway Energy Co. 6.125%, 04/01/2036	$210	$242,023
CenterPoint Energy, Inc. 1.82% (SOFR + 0.65%), 05/13/2024(c)	310	303,084
Commonwealth Edison Co. Series 133 3.85%, 03/15/2052	185	171,151
Consolidated Edison Co. of New York, Inc. 3.60%, 06/15/2061	220	184,776
4.50%, 05/15/2058	290	274,297
Series A 4.125%, 05/15/2049	280	257,354
Duke Energy Carolinas LLC 3.45%, 04/15/2051	400	340,820
Duke Energy Corp. 4.20%, 06/15/2049	218	193,373
Duke Energy Progress LLC 4.00%, 04/01/2052	134	125,922
Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(a)	200	158,100
Enel Americas SA 4.00%, 10/25/2026	53	51,619
Enel Chile SA 4.875%, 06/12/2028	62	59,164
Engie Energia Chile SA 3.40%, 01/28/2030(a)	425	348,500
Eversource Energy 4.20%, 06/27/2024	330	333,676
Fells Point Funding Trust 3.046%, 01/31/2027(a)	261	245,854
Florida Power & Light Co. 1.397% (SOFR + 0.25%), 05/10/2023(c)	140	139,754
3.95%, 03/01/2048	632	601,904
Georgia Power Co. 4.30%, 03/15/2042	340	313,378
4.70%, 05/15/2032	165	171,488
Kentucky Utilities Co. 3.30%, 06/01/2050	52	42,547
National Rural Utilities Cooperative 3.45%, 06/15/2025	365	365,478
National Rural Utilities Cooperative Finance Corp. 0.35%, 02/08/2024	590	565,208
3.40%, 11/15/2023	265	265,225
NextEra Energy Capital Holdings, Inc. 1.775% (LIBOR 3 Month + 0.27%), 02/22/2023(c)	495	492,847
5.00%, 07/15/2032	255	273,031
5.65%, 05/01/2079	404	370,674
Public Service Electric and Gas Co. 3.80%, 03/01/2046	385	349,799
Public Service Enterprise Group, Inc. 8.625%, 04/15/2031	248	301,992
San Diego Gas & Electric Co. Series WWW 2.95%, 08/15/2051	215	168,625
Southern California Edison Co. 0.70%, 04/03/2023	400	392,572

	Principal Amount (000)	U.S. $ Value

Southern Co. (The) 2.95%, 07/01/2023	$412	$410,640
Southern Power Co. Series F 4.95%, 12/15/2046	77	73,547
Virginia Electric & Power Co. 8.875%, 11/15/2038	233	333,439
Xcel Energy, Inc. 4.60%, 06/01/2032	161	166,765

		10,441,469

Natural Gas – 1.3%
Atmos Energy Corp. 3.375%, 09/15/2049	325	270,137
GNL Quintero SA 4.634%, 07/31/2029(a)	176	170,171
NiSource, Inc. 5.65%, 02/01/2045	60	62,824
ONE Gas, Inc. 0.85%, 03/11/2023	1,183	1,162,770
Piedmont Natural Gas Co., Inc. 5.05%, 05/15/2052	435	447,789

		2,113,691

		12,555,160

Total Corporates - Investment Grade (cost $172,386,235)		158,077,925

QUASI-SOVEREIGNS – 1.4%
Quasi-Sovereign Bonds – 1.4%
Chile – 0.5%
Empresa de Transporte de Pasajeros Metro SA 3.65%, 05/07/2030(a)	350	319,550
4.70%, 05/07/2050(a)	295	246,473
Empresa Nacional del Petroleo 3.75%, 08/05/2026(a)	200	185,600

		751,623

Malaysia – 0.1%
Petronas Capital Ltd. 4.55%, 04/21/2050(a)	225	222,577

Mexico – 0.4%
Comision Federal de Electricidad 3.348%, 02/09/2031(a)	321	256,358
Petroleos Mexicanos 6.50%, 01/23/2029	135	114,765
6.75%, 09/21/2047	112	75,964
6.95%, 01/28/2060	169	114,075
7.69%, 01/23/2050	80	58,000

		619,162

	Principal Amount (000)	U.S. $ Value

Panama – 0.1%
Empresa de Transmision Electrica SA 5.125%, 05/02/2049(a)	$246	$203,611

Peru – 0.1%
Corp. Financiera de Desarrollo SA 2.40%, 09/28/2027(a)	250	208,094

Qatar – 0.2%
Qatar Energy 3.125%, 07/12/2041(a)	277	233,338

Total Quasi-Sovereigns (cost $2,679,552)		2,238,405

GOVERNMENTS - TREASURIES – 1.3%
United States – 1.3%
U.S. Treasury Notes 2.625%, 05/31/2027 (cost $2,194,034)	2,239	2,231,354

GOVERNMENTS - SOVEREIGN BONDS – 0.7%
Colombia – 0.4%
Colombia Government International Bond 3.125%, 04/15/2031	562	443,910
5.20%, 05/15/2049	200	147,162

		591,072

Mexico – 0.2%
Mexico Government International Bond 4.60%, 01/23/2046	200	168,475
4.75%, 03/08/2044	120	104,573

		273,048

Peru – 0.0%
Peruvian Government International Bond 2.392%, 01/23/2026	53	50,194

Qatar – 0.1%
Qatar Government International Bond 4.817%, 03/14/2049(a)	228	243,960

Uruguay – 0.0%
Uruguay Government International Bond 4.375%, 01/23/2031	54	56,550

Total Governments - Sovereign Bonds (cost $1,404,820)		1,214,824

CORPORATES - NON-INVESTMENT GRADE – 0.7%
Industrial – 0.5%
Consumer Cyclical - Automotive – 0.2%
Ford Motor Credit Co. LLC 3.81%, 01/09/2024	395	390,264

Consumer Non-Cyclical – 0.3%
Perrigo Finance Unlimited Co. 4.375%, 03/15/2026	420	412,562

		802,826

	Principal Amount (000)	U.S. $ Value

Financial Institutions – 0.2%
REITs – 0.2%
Diversified Healthcare Trust 4.75%, 02/15/2028	$407	$304,949

Total Corporates - Non-Investment Grade (cost $1,169,090)		1,107,775

Total Investments – 98.3% (cost $179,833,731)(d)		164,870,283
Other assets less liabilities – 1.7%		2,909,410

Net Assets – 100.0%		$167,779,693

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	117	September 2022	$13,306,008	$160,310
U.S. Ultra Bond (CBT) Futures	56	September 2022	8,865,500	(30,786)
Sold Contracts
U.S. 10 Yr Ultra Futures	1	September 2022	131,250	(1,939)
U.S. T-Note 2 Yr (CBT) Futures	54	September 2022	11,364,891	(8,786)
U.S. T-Note 10 Yr (CBT) Futures	10	September 2022	1,211,406	(9,623)

				$109,176

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAIG Series 38, 5 Year Index, 06/20/2027*	1.00%	Quarterly	0.80%	USD	3,280	$32,479	$43,228	$(10,749)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	60	11/04/2044	3 Month LIBOR	3.049%	Quarterly/ Semi-Annual	$2,527	$—	$2,527
USD	60	05/05/2045	3 Month LIBOR	2.562%	Quarterly/ Semi-Annual	(2,463)	—	(2,463)
USD	60	06/02/2046	3 Month LIBOR	2.186%	Quarterly/ Semi-Annual	(6,477)	—	(6,477)
USD	690	07/15/2046	3 Month LIBOR	1.783%	Quarterly/ Semi-Annual	(125,399)	—	(125,399)
USD	270	09/02/2046	3 Month LIBOR	1.736%	Quarterly/ Semi-Annual	(50,010)	—	(50,010)
USD	50	11/02/2046	3 Month LIBOR	2.086%	Quarterly/ Semi-Annual	(6,306)	—	(6,306)

						$(188,128)	$—	$(188,128)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2022, the aggregate market value of these securities amounted to $27,658,672 or 16.5% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2022.
(d)

As of July 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $491,601 and gross unrealized depreciation of investments was $(15,544,750), resulting in net unrealized depreciation of $(15,053,149).

Glossary:

CBT – Chicago Board of Trade

CDX-NAIG – North American Investment Grade Credit Default Swap Index

LIBOR – London Interbank Offered Rate

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

AB Corporate Income Shares

July 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$—	$158,077,925	$—	$158,077,925
Quasi-Sovereigns	—	2,238,405	—	2,238,405
Governments - Treasuries	—	2,231,354	—	2,231,354
Governments - Sovereign Bonds	—	1,214,824	—	1,214,824
Corporates - Non-Investment Grade	—	1,107,775	—	1,107,775

Total Investments in Securities	—	164,870,283	—	164,870,283
Other Financial Instruments(a):
Assets:
Futures	160,310	—	—	160,310
Centrally Cleared Credit Default Swaps	—	32,479	—	32,479
Centrally Cleared Interest Rate Swaps	—	2,527	—	2,527
Liabilities:
Futures	(51,134)	—	—	(51,134)
Centrally Cleared Interest Rate Swaps	—	(190,655)	—	(190,655)

Total	$109,176	$164,714,634	$—	$164,823,810

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.